Long-Term Debt and Notes Payable (Details) - Schedule of Debt Instruments - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan	$ 26,793,529	$ 27,680,703
Predecessor Revolving Credit Facility			26,750,000
Seller Promissory Note	15,000,000	15,000,000
Private loans	3,685,750	3,469,500
Total	45,479,279	46,150,203	26,750,000
Less: discount	(1,558,074)	(2,147,346)
Less: current portion including discount	$ (12,535,494)	(6,516,651)
Long-term debt, net of current portion		$ 37,486,206	$ 26,750,000